INCOME TAXES - Canadian operating tax losses and tax credits expiry dates (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Tax benefit at tax rate of 26% - 27%	26.50%	26.50%
Canada
INCOME TAXES
Tax losses-gross	$ 410,956	$ 370,207
Tax Benefit At Tax Rate Of 26% - 27%	112,217	100,300
Set-off against deferred tax liabilities	(2,481)	(13,805)
Total tax loss assets not recognized	109,736	86,495
Total tax credit assets not recognized	$ 1,124	$ 1,127
Maximum
INCOME TAXES
Tax benefit at tax rate of 26% - 27%	27.00%
Minimum
INCOME TAXES
Tax benefit at tax rate of 26% - 27%	26.00%